SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	3 Months Ended
	Jul. 28, 2023 CNY (¥)	Apr. 03, 2023 $ / shares	Feb. 27, 2023 USD ($)	Mar. 31, 2023 shares	Apr. 14, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Total consideration | ¥	¥ 95,761
Fair value of equity interest | ¥	(34,197)
Book value of outstanding payable owed | ¥	¥ 129,958
Equity interest	51.00%
Entry Into A Material Definitive Agreement [Member]
IfrsStatementLineItems [Line Items]
Diligence costs			$ 500
Consideration transferred, acquisition-date fair value			1,750,000
Acquistion, estimated value			$ 3,500
Deposit amount					$ 35,000
The Five To One Share Combination [Member]
IfrsStatementLineItems [Line Items]
Outstanding share options | shares				1,620,000
Outstanding share warrants | shares				396,000
Excise prices of options and warrants | $ / shares		$ 3.115